Annual Total Returns (Vanguard Small-Cap Growth Index Fund - Institutional Shares Institutional) (Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Growth Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Annual Total Return
2014	4.04%
2013	38.20%
2012	17.68%
2011	(1.40%)
2010	30.96%
2009	42.13%
2008	(39.91%)
2007	9.78%
2006	12.09%
2005	8.84%